Annual Fund Operating Expenses - Equity Partners ETF [Member]	May 11, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[2]
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.10%)	[4]
Net Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2027

[1]	Seven Post Investment Office LP (the “Adviser”) has contractually agreed to limit the management fees charged to the Fund to 0.55% of the Fund’s average daily net assets until December 31, 2027. This contractual limitation may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”).
[2]	“Other Expenses” are estimated for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds and exchange-traded funds.
[4]	The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes) (“annual operating expenses”) is limited to 0.75% of the Fund’s average daily net assets until December 31, 2027. This contractual limitation may not be terminated prior to that date without the approval of the Board of the Trust.